Capital Stock - Additional Information (Detail) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Jun. 23, 1993 Entity $ / shares shares	Sep. 30, 2006 $ / shares shares	Dec. 31, 2013 vote_per_share $ / shares shares	Dec. 31, 2012 shares	May. 14, 1993 USD ($) $ / shares shares	Jan. 28, 1993 USD ($) $ / shares shares
Class of Stock [Line Items]
Common stock, shares authorized			50,000,000	50,000,000
Common stock, par value | $ / shares			$ 0.01
Authorized share capital | $					$ 700	$ 12
Common stock, shares issued			9,017,310	9,017,310
Number of PRC entities transferred | Entity	2
Common stock, shares outstanding			9,017,310	9,017,310
Common Stock voting rights, description			Each share of Supervoting Common Stock is entitled to 10 votes whereas each share of Common Stock is entitled to one vote.
Supervoting Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized					20,000,000	1,200,000
Common stock, par value | $ / shares	$ 0.01	$ 0.01			$ 0.01	$ 0.01
Common stock, increase in shares authorized					18,800,000
Common stock, shares issued					6,000,000
Common Stock outstanding shares redeemed	3,000,000
Converted outstanding Common Stock		3,000,000
Common stock, shares outstanding			0	0
Number of votes entitled | vote_per_share			10
Additional Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized					50,000,000
Common stock, par value | $ / shares					$ 0.01
Common Stock [Member]
Class of Stock [Line Items]
Number of votes entitled | vote_per_share			1